Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 86	$ 51	$ 54
Trade accounts receivable, less allowances	182	163	211
Inventories, net	302	304	276
Current deferred taxes	23	13	60
Prepaid taxes	30	30	21
Other current assets	41	22	22
Current assets of discontinued operations			416
Total current assets	664	583	1,060
Property, plant, and equipment, net	124	119	118
Goodwill	25	24	28
Other intangible assets, net	85	88	94
Deferred financing costs	19	15	18
Deferred income taxes	97	106	109
Investments and other assets	21	25	32
Total assets	1,035	960	1,459
Liabilities and shareholder's equity
Accounts payable	166	143	126
Notes payable	22	23	20
Other accrued expenses	92	68	80
Accrued payroll and employee benefits	21	17	10
Current liabilities of discontinued operations			183
Total current liabilities	301	251	419
Long-term debt	916	546	678
Deferred employee benefits and other noncurrent liabilities	14	12	15
Total liabilities	1,231	809	1,112
Contingencies and commitments
Shareholder's equity (deficit):
Common stock, $.01 par value, 1,000 shares authorized, issued and outstanding
Additional paid-in capital	456	455	458
Accumulated deficit	(634)	(296)	(130)
Accumulated other comprehensive income (loss)	(19)	(9)	6
Total shareholder's equity (deficit) of the Company	(197)	150	334
Noncontrolling interest in consolidated subsidiaries	1	1	13
Total shareholder's equity (deficit)	(196)	151	347
Total liabilities and shareholder's equity (deficit)	$ 1,035	$ 960	$ 1,459